Taxation - Summary of Income Tax Expenses (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of income tax expenses [Line Items]
Under/(Over)-provision in respect of prior years	¥ 39		¥ (41)	¥ 16
Total tax expenses excluded deferred taxation	737		1,694	4,029
Deferred taxation	6		(1,540)	(556)
Income tax expenses	743	$ 114	154	3,473
Hong Kong [member]
Disclosure of income tax expenses [Line Items]
Provision for income tax on the estimated taxable income for the year	44		13	23
Mainland China and other countries [member]
Disclosure of income tax expenses [Line Items]
Provision for income tax on the estimated taxable income for the year	¥ 654		¥ 1,722	¥ 3,990